Inventories - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Finished goods	$ 85,161	$ 63,809
Spare parts	60,948	61,833
Work in process	41,050	32,823
Raw materials	29,522	22,641
Manufacturing supplies and other	10,957	8,883
Total Inventory	$ 227,638	$ 189,989